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O'Shaughnessy Market Leaders Value Fund
O’Shaughnessy Market Leaders Value Fund
Investment Objective
The O’Shaughnessy Market Leaders Value Fund’s (the “Value Fund”) investment objective is to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | O'Shaughnessy Market Leaders Value Fund | Class I	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	O'Shaughnessy Market Leaders Value Fund Class I
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.59%

Example
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
O'Shaughnessy Market Leaders Value Fund | Class I | USD ($)	60	189	329	738

Portfolio Turnover
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Value Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to, American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities. The Adviser employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2019, 33% of the Fund’s total investments were invested in the financials sector.
The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume. The Value Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase. While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case. An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases. Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.
The Value Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Value Fund may invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
The Value Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Value Fund. The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Value Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Value Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Depositary Receipts Risk. The Value Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Sector Risk. To the extent the Value Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

◦
Financials Sector Risk. The Value Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

•
Investment Company Risk. When the Value Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

Performance
The following information provides some indication of the risks of investing in the Value Fund. The bar chart shows the annual return for the Fund’s Class I shares from year to year. The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

Calendar Year Total Return as of December 31 – Class I

The Fund’s calendar year-to-date return as of September 30, 2019 was 17.17%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.50% for the quarter ended December 31, 2017 and the lowest quarterly return was -17.02% for the quarter ended December 31, 2018.

Average Annual Total Returns (for the period ended December 31, 2018)
Average Annual Total Returns - O'Shaughnessy Market Leaders Value Fund	Label	1 Year	Since Inception	Inception Date
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	(8.27%)	9.07%	Feb. 26, 2016
Class I	Return Before Taxes	(12.93%)	9.57%	Feb. 26, 2016
Class I | After Taxes on Distributions	Return After Taxes on Distributions	(14.37%)	8.51%
Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.56%)	7.48%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

O'Shaughnessy Small Cap Value Fund
O’Shaughnessy Small Cap Value Fund
Investment Objective
The O’Shaughnessy Small Cap Value Fund’s (the “Small Cap Fund”) investment objective is to seek long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | O'Shaughnessy Small Cap Value Fund | Class I	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	O'Shaughnessy Small Cap Value Fund Class I
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.80%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
[1]	O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least November 28, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
O'Shaughnessy Small Cap Value Fund | Class I | USD ($)	101	485	895	2,039

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of small cap companies. Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy. Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are included in the Russell 2000 Value® Index (which consisted of companies with capitalizations from approximately $11.2 million up to approximately $5.1 billion as of August 31, 2019). The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2019, 26% of the Fund’s total investments were invested in the financials sector.
The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data. The Adviser screens for companies within the market capitalization range. The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows. In selecting securities, the Adviser evaluates factors that may include, but are not limited to: avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.
The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Small Cap Fund may invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
The Small Cap Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund. The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small Cap Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk. The Small Cap Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Small-Sized Company Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Additionally, due to the lower amount of trading volume associated with small cap companies, there is a risk of occasional trading challenges due to liquidity issues. Liquidity issues can negatively affect performance by increasing the costs associated with trading in and out of positions.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Depositary Receipts Risk. The Small Cap Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Sector Risk. To the extent the Small Cap Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

◦
Financials Sector Risk. The Small Cap Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

•
Investment Company Risk. When the Small Cap Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

Performance
The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual return for the Fund’s Class I shares from year to year. The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

Calendar Year Total Return as of December 31 – Class I

The Fund’s calendar year-to-date return as of September 30, 2019 was 4.68%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.04% for the quarter ended June 30, 2018 and the lowest quarterly return was -19.40% for the quarter ended December 31, 2018.

Average Annual Total Returns (for the period ended December 31, 2018)
Average Annual Total Returns - O'Shaughnessy Small Cap Value Fund	Label	1 Year	Since Inception	Inception Date
Russell 2000 Value® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)	(12.86%)	10.15%	Feb. 26, 2016
Class I	Return Before Taxes	(14.45%)	7.63%	Feb. 26, 2016
Class I | After Taxes on Distributions	Return After Taxes on Distributions	(15.24%)	6.72%
Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.94%)	5.98%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

O'Shaughnessy Small/Mid Cap Growth Fund
O’Shaughnessy Small/Mid Cap Growth Fund
Investment Objective
The O’Shaughnessy Small/Mid Cap Growth Fund’s (the “Small/Mid Cap Growth Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Growth Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | O'Shaughnessy Small/Mid Cap Growth Fund | Class I	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	O'Shaughnessy Small/Mid Cap Growth Fund Class I
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	1.18%
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.59%)	[1]
Net Expenses (as a percentage of Assets)	1.19%
[1]	O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 1.19% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least November 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Small/Mid Cap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
O'Shaughnessy Small/Mid Cap Growth Fund | Class I | USD ($)	121	503	909	2,046

Portfolio Turnover
The Small/Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Small/Mid Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in common stocks and other equity securities of small- and medium-sized companies. Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy. Under current market conditions, the Adviser defines small- and medium-sized companies by reference to those companies within the capitalization range of the Russell 2500™ Index (which consisted of companies with capitalizations from approximately $6.4 million up to approximately $15.5 billion as of August 31, 2019). The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2019, 26% of the Fund’s total investments were invested in the information technology sector.
The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data. The Adviser screens securities for attractive growth characteristics using a factor-based model. In selecting securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Small/Mid Cap Growth Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.
The Small/Mid Cap Growth Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”). The Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
The Small/Mid Cap Growth Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Small/Mid Cap Growth Fund. The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small/Mid Cap Growth Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Small/Mid Cap Growth Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Small/Mid Cap Growth Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

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Growth Stock Risk. The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

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Sector Risk. To the extent the Small/Mid Cap Growth Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

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Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

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Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

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Depositary Receipts Risk. The Small/Mid Cap Growth Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Small/Mid Cap Growth Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

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Investment Company Risk. When the Small/Mid Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

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Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Performance
The following performance information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund. The bar chart shows the Fund’s Class I shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Calendar Year Total Return as of December 31 – Class I

The Fund’s year-to-date return as of September 30, 2019 was 12.81%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.22% for the quarter ended March 31, 2013, and the lowest quarterly return was -24.74% for the quarter ended September 30, 2011.

Average Annual Total Returns (for the period ended December 31, 2018)
Average Annual Total Returns - O'Shaughnessy Small/Mid Cap Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell 2500 Growth™ Index (reflects no deduction for fees, expenses, or taxes)	Russell 2500 Growth™ Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	6.19%	13.06%	Aug. 16, 2010
Class I	Return Before Taxes	(8.05%)	3.48%	10.16%	Aug. 16, 2010
Class I | After Taxes on Distributions	Return After Taxes on Distributions	(11.74%)	1.28%	8.29%
Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.89%)	2.65%	8.18%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small/Mid Cap Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.